INFORMATION BY BUSINESS SEGMENT - Impairment by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Administration
Operating Segment
Impairment by segment	R$ 70,431	R$ 70,431
Administration | Intangible assets
Operating Segment
Impairment by segment	70,431	70,431
Generation
Operating Segment
Impairment by segment	1,175,713	1,709,487	R$ 2,683,473
Generation | Property, plant and equipment
Operating Segment
Impairment by segment	1,175,713	1,702,409
Generation | Intangible assets
Operating Segment
Impairment by segment		7,078
Reportable Segments
Operating Segment
Impairment by segment	1,246,144	1,779,918
Reportable Segments | Property, plant and equipment
Operating Segment
Impairment by segment	1,175,713	1,702,409
Reportable Segments | Intangible assets
Operating Segment
Impairment by segment	R$ 70,431	R$ 77,509